S000089217 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Parnassus Value Select ETF | Parnassus Value Select ETF
Prospectus [Line Items]
Annual Return [Percent]	18.06% [1]

[1]	The Fund’s inception date was December 11, 2024.